Income Taxes (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax explanatory [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 15,301
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	$ (1,998,662)	$ 3,819,489	$ (49,961)
Applicable tax rate	20.00%	17.00%	17.00%
Undistributed Earnings [Member]
Disclosure of income tax explanatory [Line Items]
Applicable tax rate	5.00%	10.00%
Deferred tax assets [member]
Disclosure of income tax explanatory [Line Items]
Utilization Of Previously Unrecognized Tax Losses		$ 7,494,191
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense		$ 3,878,233
AFPD Pte., Ltd [Member]
Disclosure of income tax explanatory [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 837,960
AUO Crystal Malaysia Sdn. Bhd [Member]
Disclosure of income tax explanatory [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 15,877